Convertible Promissory Notes (Tables)	9 Months Ended
Sep. 30, 2018
Note 8Convertible Promissory Notes Tables Abstract
Fair value assumptions

2018
Weighted average contractual term in years	1.13 - 1.19
Weighted average risk free interest rate	1.98% - 2.15%
Weighted average volatility	94.43% - 98.63%
Forfeiture rate	0.0%
Expected dividend yield	0.0%